UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 39th Floor
          New York, New York 10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John T. Lykouretzos
Title:    Managing Member
Phone:    (646) 428-0905


Signature, Place and Date of Signing:


/s/John T. Lykouretzos       New York, New York         February 13, 2004
----------------------       ------------------        --------------------
     [Signature]                [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      25

Form 13F Information Table Value Total: $137,848
                                        (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                        FORM 13F INFORMATION TABLE



COLUMN 1                           COLUMN  2   COLUMN 3    COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

NAME OF                             TITLE OF               VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
ISSUER                              CLASS      CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
------                              -----      -----       --------  -------   --------   ----------  --------  ----  ------  ----
ACE LTDORDINARY SHARES              COM        G0070K103    5,385    130,000   SH         SOLE        NONE      130,000
AK STEEL HOLDING CORP               COM        001547108    1,020    200,000   SH         SOLE        NONE      200,000
AMERITRADE HLDG CORP                COM        03074K100    3,527    250,000   SH         SOLE        NONE      250,000
ASTORIA FINANCIAL CORP              COM        046265104    8,909    239,500   SH         SOLE        NONE      239,500
COUNTRYWIDE FINANCIAL CORP          COM        222372104   12,288    162,000   SH         SOLE        NONE      162,000
DOWNEY FINANCIAL CORP               COM        261018105   11,847    240,300   SH         SOLE        NONE      240,300
FIRST ADVANTAGE CORP                COM        31845F100      870     45,500   SH         SOLE        NONE       45,500
FLEET BOSTON FINANCIAL CORP         COM        339030108    5,958    136,500   SH         SOLE        NONE      136,500
FRIEDMAN, BILLINGS, RAMSEY GROORD   COM        358434108    4,623    200,300   SH         SOLE        NONE      200,300
GLOBALSANTAFE CORP                  COM        G3930E101    2,483    100,000   SH         SOLE        NONE      100,000
GOLDEN WEST FINANCIAL CORP          COM        381317106    7,223     70,000   SH         SOLE        NONE       70,000
HILB ROGAL HAMILTON                 COM        431294107    5,292    165,000   SH         SOLE        NONE      165,000
INSTINET GROUP INC                  COM        457750107      773    150,000   SH         SOLE        NONE      150,000
LEHMAN BROTHERS HOLDINGS INC        COM        524908100    9,915    128,400   SH         SOLE        NONE      128,400
MI DEVELOPMENTS INC.                COM        55304X104    8,909    319,100   SH         SOLE        NONE      319,100
NELNET, INC.                        COM        64031N108    2,587    115,500   SH         SOLE        NONE      115,500
NEW CENTURY FINANCIAL CORP          COM        64352D101    3,174     80,000   SH         SOLE        NONE       80,000
NEWCASTLE INVT CORP                 COM        65105M108    2,715    100,200   SH         SOLE        NONE      100,200
RADIAN GROUP INC                    COM        750236101    3,413     70,000   SH         SOLE        NONE       70,000
SEACOR SMIT INC                     COM        811904101    7,249    172,470   SH         SOLE        NONE      172,470
TESCO CORPORATION                   COM        88157K101    5,980    735,600   SH         SOLE        NONE      735,600
TRANSOCEAN INC.                     COM        G90078109    9,102    379,100   SH         SOLE        NONE      379,100
UNIONBANCAL CORPORATION             COM        908906100    3,614     62,800   SH         SOLE        NONE       62,800
UNUMPROVIDENT CORPORATION           COM        91529Y106    7,782    493,500   SH         SOLE        NONE      493,500
WASHINGTON MUTUAL, INC.             COM        939322103    3,210     80,000   SH         SOLE        NONE       80,000




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